SUBSEQUENT EVENTS NARRATIVE (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 7,128		$ 6,450
Canadian Term Debt Maturing On March 1, 2021 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 600
Annual Rate	3.45%	3.45%
Canadian Term Debt Maturing On March 1, 2021 [Member] [Member]
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 269	$ 350	$ 257
Annual Rate	5.30%	5.30%